Note 12 - Share-based Payments - Cash-settled Share-based Payments and Share-based Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash-settled share-based payment expense	$ 477	$ 1,413	$ 689
Restricted and performance share units [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense	515	1,299	616
Cash-settled awards [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense	$ (38)	$ 114	$ 73